[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

September 15, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Nuveen Investment Trust (Registration Nos. 333-03715 and 811-07619)

Ladies and Gentlemen:

On behalf of Nuveen Investment Trust (the “Registrant”), we are transmitting Post-Effective Amendment No. 66 and Amendment No. 68 to the Registration Statement on Form N–1A (the “Amendment”) for electronic filing under the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, respectively. This Amendment relates to Nuveen Global Total Return Bond Fund, a new series of the Registrant, and is being filed pursuant to Rule 485(a) under the Securities Act.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By: /s/ Morrison C. Warren

       Morrison C. Warren

Enclosure